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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)       (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Money Market Fund

The schedules are not audited.

Voya Money Market Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
Asset Backed Commercial Paper: 23.6%
4,750,000		Barton Capital LLC, 0.160%, due 07/28/14	$4,749,430	1.9
1,750,000	#	Barton Capital LLC, 0.183%, due 07/01/14	1,750,000	0.7
2,750,000	#	Barton Capital LLC, 0.184%, due 07/17/14	2,750,000	1.1
4,500,000		Concord Minutemen Capital Co., 0.200%, due 07/02/14	4,499,975	1.8
4,750,000		Concord Minutemen Capital Co., 0.200%, due 10/01/14	4,747,572	1.9
9,750,000		Crown Point Capital Co., 0.200%, due 10/02/14	9,744,962	4.0
1,125,000		Jupiter Securitization Company LLC, 0.271%, due 12/29/14	1,123,473	0.5
2,657,000		Jupiter Securitization Company LLC, 0.271%, due 03/04/15	2,652,098	1.1
6,225,000		Jupiter Securitization Company LLC, 0.282%, due 07/01/14	6,225,000	2.5
250,000		Old Line Funding LLC, 0.170%, due 08/06/14	249,958	0.1
1,750,000		Old Line Funding LLC, 0.230%, due 09/25/14	1,749,038	0.7
8,000,000		Old Line Funding LLC, 0.240%, due 07/02/14	7,999,947	3.2
3,350,000	#	Thunder Bay Funding LLC, 0.184%, due 07/27/14	3,350,000	1.4
4,650,000	#	Thunder Bay Funding LLC, 0.187%, due 07/07/14	4,650,000	1.9
500,000		Thunder Bay Funding LLC, 0.210%, due 07/02/14	499,997	0.2
1,400,000		Thunder Bay Funding LLC, 0.230%, due 10/10/14	1,399,097	0.6
		Total Asset Backed Commercial Paper
		(Cost $58,140,547)	58,140,547	23.6

Certificates of Deposit: 4.2%
2,000,000		Credit Suisse New York, 0.500%, due 12/05/14	2,001,325	0.8
250,000		Nordea Bank Finland NY, 0.190%, due 08/15/14	250,003	0.1
350,000		Nordea Bank Finland NY, 0.215%, due 08/25/14	350,008	0.2
250,000		Rabobank Nederland NV NY, 0.210%, due 10/03/14	250,019	0.1
4,000,000		Skandinav Enskilda Bank NY, 0.250%, due 07/14/14	4,000,173	1.6
1,500,000		Standard Chartered Bank, 0.500%, due 01/02/15	1,500,000	0.6
500,000		Toronto Dominion Bank NY, 0.300%, due 09/19/14	500,111	0.2
1,500,000		Toronto Dominion Bank NY, 0.550%, due 09/18/14	1,500,686	0.6
		Total Certificates of Deposit
		(Cost $10,352,325)	10,352,325	4.2

Financial Company Commercial Paper: 11.9%
4,000,000		ASB Finance Ltd., 0.165%, due 07/02/14	3,999,982	1.6
5,000,000	#	Australia & New Zealand Banking Group Ltd., 0.338%, due 07/20/14	5,000,000	2.0
1,000,000		Credit Suisse New York, 0.140%, due 07/07/14	999,977	0.4
520,000		Credit Suisse New York, 0.320%, due 11/14/14	519,371	0.2
350,000		Deutsche Bank, 0.160%, due 07/11/14	349,984	0.2
250,000		General Electric Capital Corp., 0.190%, due 07/18/14	249,978	0.1
2,400,000		Nordea Bank AB, 0.110%, due 07/02/14	2,399,993	1.0
4,250,000		Nordea Bank AB, 0.200%, due 10/01/14	4,247,828	1.7
650,000		PNC Bank NA, 0.100%, due 07/01/14	650,000	0.3
865,000		Societe Generale North America, 0.200%, due 08/01/14	864,851	0.4
3,000,000		Standard Chartered Bank, 0.255%, due 10/01/14	2,998,045	1.2
6,000,000		Toronto Dominion Bank Ltd., 0.100%, due 07/02/14	5,999,983	2.4
1,000,000		UBS Finance Delaware LLC, 0.170%, due 07/01/14	1,000,000	0.4
		Total Financial Company Commercial Paper
		(Cost $29,279,992)	29,279,992	11.9

Government Agency Debt: 13.9%
3,250,000		Federal Home Loan Bank Discount Notes, 0.050%, due 07/18/14	3,249,923	1.3
1,500,000		Federal Home Loan Bank Discount Notes, 0.060%, due 08/18/14	1,499,880	0.6
1,100,000		Federal Home Loan Bank Discount Notes, 0.060%, due 08/08/14	1,099,924	0.4
11,000,000		Federal Home Loan Bank Discount Notes, 0.068%, due 08/22/14	10,998,920	4.5

Voya Money Market Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
Government Agency Debt: (continued)
17,500,000		Federal Home Loan Bank Discount Notes, 0.070%, due 08/04/14	$17,498,843	7.1
		Total Government Agency Debt
		(Cost $34,347,490)	34,347,490	13.9

Government Agency Repurchase Agreement: 12.2%
14,928,000		Deutsche Bank Repurchase Agreement dated 6/30/14, 0.05%, due 7/1/14, $14,928,021 to be received upon repurchase (Collateralized by $10,676,000, U.S. Treasury Obligation, 6.25%, Market Value plus accrued interest $15,226,650 due 5/15/2030)	14,928,000	6.1
15,000,000		Deutsche Bank Repurchase Agreement, dated 6/30/14, 0.10%, due 7/1/2014, $15,000,042 to be received upon repurchase (Collateralized by $15,289,000, various US Govt Agncy Obg, 0%-2.60%, Market Value plus accrued interest $15,300,068 due 8/08/2014-5/12/2021)	15,000,000	6.1
		Total Government Agency Repurchase Agreement
		(Cost $29,928,000)	29,928,000	12.2

Other Commercial Paper: 2.2%
2,500,000		Cargill Global Fund PLC, 0.070%, due 07/09/14	2,499,961	1.0
3,000,000		Travelers Companies, Inc., 0.060%, due 07/01/14	3,000,000	1.2
		Total Other Commercial Paper
		(Cost $5,499,961)	5,499,961	2.2

Other Instrument: 4.5%
11,000,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%, due 07/01/14	11,000,000	4.5

		Total Other Instrument
		(Cost $11,000,000)	11,000,000	4.5

Other Note: 20.8%
5,000,000		American Honda Finance, 0.242%, due 09/12/14	5,000,000	2.0
2,250,000	#	American Honda Finance, 0.288%, due 07/17/14	2,250,000	0.9
750,000	#	American Honda Finance, 1.450%, due 02/27/15	755,282	0.3
500,000	#	American Honda Finance, 1.850%, due 09/19/14	501,624	0.2
2,000,000		ANZ New Zealand Int'l/London, 1.129%, due 08/28/14	2,015,152	0.8
250,000	#	Australia & New Zealand Banking Group Ltd., 3.700%, due 01/13/15	254,519	0.1
1,250,000		Commonwealth Bank of Australia NY, 1.950%, due 03/16/15	1,263,607	0.5
1,000,000	#	Commonwealth Bank of Australia, 3.500%, due 03/19/15	1,022,666	0.4
6,000,000	#	Fosse Master Issuer PLC, 0.274%, due 07/16/14	6,000,000	2.5
250,000		General Electric Capital Corp., 2.150%, due 01/09/15	252,433	0.1
1,000,000		JPMorgan Chase Bank NA, 0.331%, due 07/21/14	999,529	0.4
3,750,000		JPMorgan Chase Bank NA, 0.356%, due 07/22/14	3,750,000	1.5
2,255,000	#	Nordea Bank AB, 2.250%, due 03/20/15	2,286,641	0.9
250,000	#	Rabobank Nederland, 3.200%, due 03/11/15	254,961	0.1
1,750,000	#	Standard Chartered PLC, 5.500%, due 11/18/14	1,784,232	0.7
5,500,000		Svenska Handelsbanken AB, 0.386%, due 07/04/14	5,500,000	2.3
1,150,000		Toronto Dominion Bank, 0.544%, due 07/14/14	1,150,116	0.5
1,500,000		Toyota Motor Credit Corp., 0.316%, due 08/22/14	1,500,178	0.6
125,000		Toyota Motor Credit Corp., 1.250%, due 11/17/14	125,469	0.1
3,000,000		US Bank NA, 0.522%, due 07/14/14	3,002,096	1.2
8,000,000		Wells Fargo Bank NA, 0.380%, due 09/24/14	8,000,000	3.3
3,500,000		Westpac Banking Corp, 0.533%, due 07/28/14	3,500,000	1.4
		Total Other Note
		(Cost $51,168,505)	51,168,505	20.8

Treasury Debt: 6.5%
4,000,000		United States Treasury Bill, 0.042%, due 10/02/14	3,999,575	1.6

Voya Money Market Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
Treasury Debt: (continued)
12,000,000	United States Treasury Bill, 0.054%, due 12/26/14	$11,996,790	4.9
	Total Treasury Debt
	(Cost $15,996,365)	15,996,365	6.5

	Total Investments in Securities (Cost $245,713,185)	$245,713,185	99.8
	Assets in Excess of Other Liabilities	586,682	0.2
	Net Assets	$246,299,867	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Cost for federal income tax purposes is the same as for financial statement purposes.
Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	–

Net Unrealized Depreciation	$–

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Government Agency Debt	$–	$34,347,490	$–	$34,347,490
Certificates of Deposit	–	10,352,325	–	10,352,325
Government Agency Repurchase Agreement	–	29,928,000	–	29,928,000
Treasury Debt	–	15,996,365	–	15,996,365
Other Commercial Paper	–	5,499,961	–	5,499,961
Other Note	–	51,168,505	–	51,168,505
Financial Company Commercial Paper	–	29,279,992	–	29,279,992
Other Instrument	11,000,000	–	–	11,000,000
Asset Backed Commercial Paper	–	58,140,547	–	58,140,547
Total Investments, at fair value	$11,000,000	$234,713,185	$–	$245,713,185

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N- Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Series Fund, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 27, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 27, 2014